Derivative Financial Instruments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net gains (losses) on mark-to-market valuation of unallocated derivative positions	$ 0.6	$ (35.4)	$ (29.6)
Less: Net gains (losses) on derivative positions reclassified to segment operating profit	(36.7)	(8.2)	(41.6)
Unallocated derivative gains (losses)	$ 37.3	$ (27.2)	$ 12.0